Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 54,465,692	$ 47,563,447
Investments in fully benefit-responsive investment contracts, at contract value	1,626,625	1,562,409
Citigroup common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	1,600,000	1,100,000
EBP, Nonemployer, Common Stock | Bank Of New York Melon
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	133,746	55,865
Total Synthetic guaranteed investment contracts | Bank Of New York Melon
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in fully benefit-responsive investment contracts, at contract value	$ 475	$ 4,355